Supplemental Financial Information - Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Work in process and raw materials	$ 237	$ 185
Finished goods	214	190
Service parts	355	405
Total inventories, net	$ 806	$ 780